Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,096	$ 6,218	$ 5,888
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,379	1,390	1,324
Depreciation and amortization of premises and equipment	306	293	291
Amortization of intangibles	161	175	179
(Gain) loss on sale of loans held for sale	(394)	(772)	(954)
(Gain) loss on sale of securities and other assets	(510)	(502)	(617)
Loans originated for sale in the secondary market, net of repayments	(29,214)	(35,743)	(42,867)
Proceeds from sales of loans held for sale	30,730	37,462	41,605
Other, net	1,010	(2,049)	487
Net cash provided by operating activities	10,564	6,472	5,336
Investing Activities
Proceeds from sales of available-for-sale investment securities	1,400	3,084	9,877
Proceeds from maturities of held-to-maturity investment securities	6,619	8,306	9,733
Proceeds from maturities of available-for-sale investment securities	11,411	13,042	14,625
Purchases of held-to-maturity investment securities	(9,793)	(9,712)	(9,171)
Purchases of available-for-sale investment securities	(10,077)	(17,860)	(29,684)
Net increase in loans outstanding	(9,234)	(8,054)	(13,383)
Proceeds from sales of loans	4,862	2,458	2,604
Purchases of loans	(3,694)	(3,040)	(2,881)
Other, net	(471)	(350)	322
Net cash used in investing activities	(8,977)	(12,126)	(17,958)
Financing Activities
Net (decrease) increase in deposits	(1,740)	12,625	34,192
Net (decrease) increase in short-term borrowings	(2,512)	2,688	(13,914)
Proceeds from issuance of long-term debt	12,078	9,434	10,715
Principal payments or redemption of long-term debt	(2,928)	(10,517)	(9,495)
Proceeds from issuance of preferred stock	565	993
Proceeds from issuance of common stock	86	159	355
Repurchase of preferred stock		(1,085)
Repurchase of common stock	(2,822)	(2,631)	(2,556)
Cash dividends paid on preferred stock	(274)	(284)	(267)
Cash dividends paid on common stock	(2,092)	(1,928)	(1,810)
Purchase of noncontrolling interests			(40)
Net cash provided by financing activities	361	9,454	17,180
Change in cash and due from banks	1,948	3,800	4,558
Cash and due from banks at beginning of period	19,505	15,705	11,147
Cash and due from banks at end of period	21,453	19,505	15,705
Supplemental Cash Flow Disclosures
Cash paid for income taxes	365	555	595
Cash paid for interest	3,056	2,086	1,591
Net noncash transfers to foreclosed property	$ 115	$ 163	$ 156